Borrowings - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Net foreign exchange gain/(loss)	¥ 1,801	¥ (3,276)	¥ (5,953)
Southern Airlines Group Finance Co., Ltd [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.92%	3.92%
Loan received from related party	¥ 105	¥ 105
Short-term borrowings [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.76%	3.92%